CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue:
Commissions		¥ 407,011	¥ 364,095	¥ 279,857
Fees from investment banking		212,234	173,265	113,208
Asset management and portfolio service fees		378,196	310,154	271,684
Net gain on trading		580,099	491,611	563,269
Gain on private equity and debt investments		7,634	11,877	14,504
Interest and dividends		2,927,861	2,620,856	1,114,690
Gain (loss) on investments in equity securities		444	9,612	(1,426)
Other		223,264	175,824	130,940
Total revenue		4,736,743	4,157,294	2,486,726
Interest expense		2,844,258	2,595,294	1,151,149
Net revenue	[1],[2]	1,892,485	1,562,000	1,335,577
Non-interest expenses:
Compensation and benefits		732,390	673,523	605,787
Commissions and floor brokerage		177,452	137,328	119,237
Information processing and communications		227,018	217,126	209,537
Occupancy and related depreciation		70,166	68,698	66,857
Business development expenses		27,055	24,236	22,636
Other		186,440	167,239	162,049
Total non-interest expenses	[3]	1,420,521	1,288,150	1,186,103
Income before income taxes	[1]	471,964	273,850	149,474
Income tax expense		124,709	96,630	57,798
Net income		347,255	177,220	91,676
Less: Net income (loss) attributable to noncontrolling interests		6,519	11,357	(1,110)
Net income attributable to NHI shareholders		¥ 340,736	¥ 165,863	¥ 92,786
Basic—
Net income attributable to NHI shareholders per share		¥ 115.3	¥ 54.97	¥ 30.86
Diluted—
Net income attributable to NHI shareholders per share		¥ 111.03	¥ 52.69	¥ 29.74

[1]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[2]	There is no revenue derived from transactions with a single major external customer.
[3]	Includes primarily personnel expenses, occupancy, technology, and professional fees.